Intangible Assets, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization	¥ 16,278,199	$ 2,554,405	¥ 21,095,916
Foreign currency translation adjustment	2,795,192	438,626	1,347,564
Intangible assets, net	30,806,932	4,834,280	34,177,021
Customer contracts
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	61,860,867	9,707,320	63,308,495
Less: Accumulated amortization	(64,656,059)	(10,145,947)	(64,656,059)
Software
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	38,161,854	5,988,428	37,763,932
Less: Accumulated amortization	(19,088,463)	(2,995,396)	(15,320,452)
License
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
Intangible assets subject to amortization, gross	500,000	78,461	942,481
Less: Accumulated amortization	(500,000)	(78,461)	(942,481)
License
Finite Lived And Indefinite Lived Intangible Assets By Major Class [Line Items]
License with indefinite life	¥ 11,733,541	$ 1,841,249	¥ 11,733,541